Note 3. Business Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Pro Forma Information Assuming Acquisitions Effective 1/1/2015
Pro Forma Information

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015

Revenue	$1,042,237	$1,170,244	$3,359,015	$3,201,935

Net Income (Loss)	$(791,329)	$(502,241)	$(2,277,900)	$(1,290,598)

Basic and Diluted Earnings
(Loss) per Share	$(0.11)	$(0.21)	$(0.40)	$(1.23)

Basic and Diluted Weighted
Average Class A and Common
Shares Outstanding	6,896,923	2,441,536	5,744,898	1,046,178

	For the Years Ended
	December 31,
	2015	2014

Revenue	$1,601,093	$1,554,123

Net (Loss) Income	$(1,066,070)	$19,576

Basic and Diluted
(Loss) Earnings per Share	$(0.72)	$0.07

Basic and Diluted Weighted
Average Class A and Common
Shares Outstanding	1,481,310	266,954

Schedule of Future Amortization, Intangible Assets Acquired in Acquisitions

The future amortization associated with the intangible assets is as follows:

	September 30,
	2017	2018	2019	2020	2021	Thereafter	Total

Customer relationships	$612,964	$552,755	$152,206	$-	$-	$-	$1,317,925
Permits, licenses and lease acquisition costs	99,832	82,721	81,165	81,165	81,165	461,968	888,016
Noncompete agreements	37,893	37,893	37,892	33,810	9,844	-	157,332
Insurance contracts	165,775	96,702	-	-	-	-	262,477
Proprietary software	93,600	93,600	54,600	-	-	-	241,800
Bond form library	4,000	4,000	2,333	-	-	-	10,333
Nonsolicitation agreement	9,917						9,917

	$1,023,981	$867,671	$328,196	$114,975	$91,009	$461,968	$2,887,800

The weighted average amortization period, in months, for intangible assets is as follows:

Customer relationships	25
Permits, licenses, and lease acquisition costs	107
Non-compete agreements	50
Insurance contracts and domain names	19
Proprietary software	31
Bond form library	31
Nonsolicitation agreement	9

Future Amortization

The future amortization associated with the intangible assets acquired in the abovementioned acquisitions is as follows:

	2016	2017	2018	2019	2020	Thereafter	Total

Customer relationships	$263,749	$217,707	$104,324	$-	$-	$-	$585,780
Permits, licenses and
lease acquisition costs	30,440	30,440	30,440	30,440	30,440	137,451	289,651
Noncompete agreement	14,000	14,000	14,000	14,000	6,417	-	62,417
Nonsolicitation agreement	14,000	6,417	-	-	-	-	20,417

	$322,189	$268,564	$148,764	$44,440	$36,857	$137,451	$958,265

The weighted average amortization period, in months, for intangible assets is as follows:

Customer relationships	27
Permits, licenses and lease acquisition costs	114
Noncompete agreement	53
Nonsolicitation agreement	18

The Warnock Agency
Business Combination, Segment Allocation

The provisional allocation of the purchase price is as follows:

Property and Equipment:

Office furniture and equipment	$20,325

Intangible Assets:

Insurance contracts and licenses	281,500
Domain names	78,050
Proprietary software and bond form library	292,800
Goodwill	592,325

Total Intangible Assets	1,244,675

Cash	80,000

Total	$1,345,000

Kelley Outdoor Media LLC
Business Combination, Segment Allocation

The provisional allocation of the purchase price is as follows:

Property and Equipment:

Structures and displays	$762,900

Intangible Assets:

Customer relationships	427,731
Permits	16,600
Noncompetition agreement	15,164
Goodwill	777,605

Total Intangible Assets	1,237,100

Accounts receivable	21,885

Total	$2,021,885

Jag, Inc.
Business Combination, Segment Allocation

The provisional allocation of the purchase price is as follows:

Property and Equipment:

Structures and displays	$3,252,940
Vehicles, tools and equipment	79,737

Total Property and Equipment	3,332,677

Intangible Assets:

Customer relationships	694,400
Permits and lease acquisition costs	589,491
Noncompetition agreement	104,300
Easement	55,000
Goodwill	2,072,038

Total Intangible Assets	3,515,229

Accounts receivable	106,340

Total	$6,954,246

Bell Media LLC Asset Purchase Agreement
Business Combination, Segment Allocation

The allocation of the purchase price is as follows:

Property and Equipment:
Structures and displays	$3,468,700

Intangible Assets:
Customer relationships	170,000
Permits, licenses, and lease acquisition costs	200,000
Noncompetition and non-solicitation agreements	98,000
Goodwill	2,747,904

3,215,904

Total	$6,684,604

Fair Outdoor, LLC Purchase Agreement
Business Combination, Segment Allocation

The allocation of the purchase price is as follows:

Property and Equipment:
Structures and displays	$370,000

Intangible Assets:
Permits	52,200
Customer relationships	536,300
Goodwill	986,561

1,575,061

Total	$1,945,061

I-85 Advertising, LLC
Business Combination, Segment Allocation

The allocation of the purchase price is as follows:

Property and Equipment:
Structures and displays	$587,500

Intangible Assets:
Easements	11,000
Permits	52,200
Goodwill	644,200

707,400

Total	$1,294,900